Other Gains and Losses	12 Months Ended
Dec. 31, 2022
Disclosure of Other Gains and Losses [Abstract]
Other Gains and Losses
8.	OTHER GAINS AND LOSSES

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
Exchange gains (losses), net	144	36	(829)